Note 11 - Stockholders' Equity (Deficit) and Common Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Outstanding	Range of exercise price per share	Expiration dates
Historical Diffusion common stock warrants	58,844	$26.27 - $459.06	May 2024 through February 2026
Historical EIP common stock warrants	43,618	$19.81	4/1/2028
	102,462

	Warrants	Exercise
	Outstanding	Price			Expiration Date
Historical Diffusion common stock warrants	58,844	$26.27	-	$459.06	May 2024 through February 2026
Historical EIP common stock warrants	43,618	$19.81			April 2028
Pre-funded warrants issued related to closing of reverse recapitalization	495,995	$0.001			None
	598,457